Other non-current financial liabilities - Schedule of Breakdown for Other Non-Current Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 118,560	€ 146,338
Other	0	110
Other non-current financial liabilities	118,560	146,448
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	98,806	127,072
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests	€ 19,754	€ 19,266